Game Your Game Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Apr. 09, 2021	Dec. 31, 2020
Assets acquired:
Goodwill, net	$ 0	$ 7,673		$ 6,588
Game Your Game
Assets acquired:
Cash and cash equivalents			$ 1,851
Accounts receivable			36
Inventory			144
Other current assets			37
Property and equipment			105
Other assets			4
Goodwill, net			459
Total assets acquired			6,935
Liabilities assumed:
Accounts payable			957
Accrued expenses and other liabilities			436
Total liabilities assumed			1,393
Estimated fair value of net assets acquired:			5,542
Less: Non Controlling Interest			(2,472)
Estimated fair value of net assets acquired attributable to the Company			3,070
Game Your Game | Tradename
Assets acquired:
Intangible assets			628
Game Your Game | Proprietary technology
Assets acquired:
Intangible assets			2,824
Game Your Game | Customer relationship
Assets acquired:
Intangible assets			$ 847